Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 850	$ 10,743,875	$ 11,721	$ (5,841,955)	$ 151,481	$ 5,065,972
Beginning balance, shares at Dec. 31, 2019	85,049,576
Cancellation of shares	$ (350)	350
Cancellation of shares, shares	(35,049,685)
Statutory reserve			140,267	(140,267)
Stock-based compensation		371,540				371,540
Net income (loss)				1,017,511		1,017,511
Foreign currency translation					437,059	437,059
Foreign currency translation						437,059
Ending balance, value at Dec. 31, 2020	$ 500	11,115,765	151,988	(4,964,711)	588,540	6,892,082
Ending balance, shares at Dec. 31, 2020	49,999,891
Stock-based compensation		92,885				92,885
Net income (loss)				221,702		221,702
Foreign currency translation					(32,609)	(32,609)
Ending balance, value at Mar. 31, 2021	$ 500	11,208,650	151,988	(4,743,009)	555,931	7,174,060
Ending balance, shares at Mar. 31, 2021	49,999,891
Beginning balance, value at Dec. 31, 2020	$ 500	11,115,765	151,988	(4,964,711)	588,540	6,892,082
Beginning balance, shares at Dec. 31, 2020	49,999,891
Net income (loss)						468,387
Foreign currency translation						77,124
Ending balance, value at Jun. 30, 2021	$ 500	11,301,535	151,988	(4,496,324)	665,664	7,623,363
Ending balance, shares at Jun. 30, 2021	49,999,891
Beginning balance, value at Dec. 31, 2020	$ 500	11,115,765	151,988	(4,964,711)	588,540	6,892,082
Beginning balance, shares at Dec. 31, 2020	49,999,891
Stock-based compensation		371,540				371,540
Net income (loss)				(267,236)		(267,236)
Foreign currency translation					122,283	122,283
Acquisition of subsidiaries		(4,313,025)		(3,648,666)		(7,961,691)
Debt forgiven by major shareholder		6,912,513				6,912,513
Foreign currency translation						122,283
Ending balance, value at Dec. 31, 2021	$ 500	14,086,793	151,988	(8,880,613)	710,823	6,069,491
Ending balance, shares at Dec. 31, 2021	49,999,891
Beginning balance, value at Mar. 31, 2021	$ 500	11,208,650	151,988	(4,743,009)	555,931	7,174,060
Beginning balance, shares at Mar. 31, 2021	49,999,891
Stock-based compensation		92,885				92,885
Net income (loss)				246,685		246,685
Foreign currency translation					109,733	109,733
Ending balance, value at Jun. 30, 2021	$ 500	11,301,535	151,988	(4,496,324)	665,664	7,623,363
Ending balance, shares at Jun. 30, 2021	49,999,891
Beginning balance, value at Dec. 31, 2021	$ 500	14,086,793	151,988	(8,880,613)	710,823	6,069,491
Beginning balance, shares at Dec. 31, 2021	49,999,891
Stock-based compensation		92,885				92,885
Net income (loss)				(752,081)		(752,081)
Foreign currency translation					31,864	31,864
Ending balance, value at Mar. 31, 2022	$ 500	14,179,678	151,988	(9,632,694)	742,687	5,442,159
Ending balance, shares at Mar. 31, 2022	49,999,891
Beginning balance, value at Dec. 31, 2021	$ 500	14,086,793	151,988	(8,880,613)	710,823	6,069,491
Beginning balance, shares at Dec. 31, 2021	49,999,891
Net income (loss)						(1,480,350)
Foreign currency translation						(13,084)
Ending balance, value at Jun. 30, 2022	$ 500	14,272,563	151,988	(10,360,963)	697,739	4,761,827
Ending balance, shares at Jun. 30, 2022	49,999,891
Beginning balance, value at Mar. 31, 2022	$ 500	14,179,678	151,988	(9,632,694)	742,687	5,442,159
Beginning balance, shares at Mar. 31, 2022	49,999,891
Stock-based compensation		92,885				92,885
Net income (loss)				(728,269)		(728,269)
Foreign currency translation					(44,948)	(44,948)
Ending balance, value at Jun. 30, 2022	$ 500	$ 14,272,563	$ 151,988	$ (10,360,963)	$ 697,739	$ 4,761,827
Ending balance, shares at Jun. 30, 2022	49,999,891